                      CARDINAL GOVERNMENT OBLIGATIONS FUND
                                 INVESTOR SHARES

                         SUPPLEMENT DATED JUNE 24, 1998,
                      TO PROSPECTUS DATED JANUARY 30, 1998

         Capitalized terms used in this Supplement have the meanings assigned to them in the Prospectus.

         The Group has entered into an Agreement and Plan of Reorganization and Liquidation, dated as of April 27, 1998 (the "Plan"), with Fountain Square Funds, a Massachusetts business trust ("Fountain Square"). Pursuant to the Plan, Fountain Square Bond Fund For Income, a series of Fountain Square (the "Acquiring Fund") would acquire all of the assets of the Fund, in exchange for the assumption of all of the Fund's liabilities and a number of full and fractional shares of the Acquiring Fund having an aggregate net asset value equal to the Fund's net assets (the "Reorganization"). Pursuant to the terms of the Plan, holders of Investor Shares of the Fund would receive Investment A Shares of the Acquiring Fund.

         The Reorganization is subject to certain regulatory approvals and to approval by the shareholders of the Fund at a Special Shareholders Meeting currently expected to be held in July 1998. If the shareholders approve the Reorganization, it is expected that the Reorganization will be effective on or about July 13, 1998; however, the Reorganization may be effected on such earlier or later date as the Group and Fountain Square may determine. There can be no assurance that the Reorganization will take place when or as currently proposed.

         On Friday, March 20, 1998, shareholders of the Fund approved a new Investment Advisory and Management Agreement between the Group and the Adviser (the "New Advisory Agreement"). The New Advisory Agreement became effective on June 12, 1998, and is identical in all material respects to the Group's current Investment Advisory and Management Agreement with the Adviser. In addition, the Board of Trustees of the Group has approved a new Distribution Agreement with BISYS Fund Services Limited Partnership, 3435 Stelzer Road, Columbus, Ohio 43219. Such Distribution Agreement also became effective on June 12, 1998, and is identical in all material respects to the Group's current Distribution Agreement with The Ohio Company, except with respect to the identify of the distributor.

         The third paragraph under the heading "INVESTMENT ADVISER AND MANAGER" on page 18 of the Prospectus is deleted in its entirety and replaced with the following:

                  In its capacity as investment adviser, and subject to the ultimate authority of the Group's Board of Trustees, the Adviser, in accordance with the Fund's investment objectives and policies, manages the Fund and makes decisions with respect to and places orders for all purchases and sales of its portfolio securities. In addition, pursuant to the Investment Advisory and Management Agreement, the Adviser generally assists in all aspects of the Fund's administration and operation. As of June 12, 1998, Roberta Tucker assumed portfolio management responsibility for the Fund. Ms. Tucker is a portfolio manager for the Adviser in addition to being Chief Fixed Income Strategist for Fifth Third Investment Advisors and a Vice President and Trust Officer of Fifth Third Bank. Ms. Tucker has more than 13 years of investment experience. She joined Fifth Third Bank in June 1996, assumed portfolio management responsibility for Fountain Square Balanced Fund and Fountain Square Quality Bond Fund in July 1996, and has managed the Acquiring Fund since its inception in January 1997. From May 1994 through May 1996, Ms. Tucker was head of fixed income management at Westridge Capital Management in Santa Barbara, California. Prior to that, Ms. Tucker was a Vice President and Senior Fund Manager with Banc One Investment Advisors, which she joined in 1987. Ms. Tucker is a member of AIMR and the Financial Analyst Society.

         This supplement supercedes and replaces in its entirety the supplement dated May 6, 1998.

                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                       THE PROSPECTUS FOR FUTURE REFERENCE

                      CARDINAL GOVERNMENT OBLIGATIONS FUND
                              INSTITUTIONAL SHARES

                         SUPPLEMENT DATED JUNE 24, 1998,
                      TO PROSPECTUS DATED JANUARY 30, 1998

         Capitalized terms used in this Supplement have the meanings assigned to them in the Prospectus.

         The Group has entered into an Agreement and Plan of Reorganization and Liquidation, dated as of April 27, 1998 (the "Plan"), with Fountain Square Funds, a Massachusetts business trust ("Fountain Square"). Pursuant to the Plan, Fountain Square Bond Fund For Income, a series of Fountain Square (the "Acquiring Fund") would acquire all of the assets of the Fund, in exchange for the assumption of all of the Fund's liabilities and a number of full and fractional shares of the Acquiring Fund having an aggregate net asset value equal to the Fund's net assets (the "Reorganization"). Pursuant to the terms of the Plan, holders of Institutional Shares of the Fund would receive Institutional Shares of the Acquiring Fund.

         The Reorganization is subject to certain regulatory approvals and to approval by the shareholders of the Fund at a Special Shareholders Meeting currently expected to be held in July 1998. If the shareholders approve the Reorganization, it is expected that the Reorganization will be effective on or about July 13, 1998; however, the Reorganization may be effected on such earlier or later date as the Group and Fountain Square may determine. There can be no assurance that the Reorganization will take place when or as currently proposed.

         On Friday, March 20, 1998, shareholders of the Fund approved a new Investment Advisory and Management Agreement between the Group and the Adviser (the "New Advisory Agreement"). The New Advisory Agreement became effective on June 12, 1998, and is identical in all material respects to the Group's current Investment Advisory and Management Agreement with the Adviser. In addition, the Board of Trustees of the Group has approved a new Distribution Agreement with BISYS Fund Services Limited Partnership, 3435 Stelzer Road, Columbus, Ohio 43219. Such Distribution Agreement also became effective on June 12, 1998, and is identical in all material respects to the Group's current Distribution Agreement with The Ohio Company, except with respect to the identify of the distributor.

         The third paragraph under the heading "INVESTMENT ADVISER AND MANAGER" on page 16 of the Prospectus is deleted in its entirety and replaced with the following:

                  In its capacity as investment adviser, and subject to the ultimate authority of the Group's Board of Trustees, the Adviser, in accordance with the Fund's investment objectives and policies, manages the Fund and makes decisions with respect to and places orders for all purchases and sales of its portfolio securities. In addition, pursuant to the Investment Advisory and Management Agreement, the Adviser generally assists in all aspects of the Fund's administration and operation. As of June 12, 1998, Roberta Tucker assumed portfolio management responsibility for the Fund. Ms. Tucker is a portfolio manager for the Adviser in addition to being Chief Fixed Income Strategist for Fifth Third Investment Advisors and a Vice President and Trust Officer of Fifth Third Bank. Ms. Tucker has more than 13 years of investment experience. She joined Fifth Third Bank in June 1996, assumed portfolio management responsibility for Fountain Square Balanced Fund and Fountain Square Quality Bond Fund in July 1996, and has managed the Acquiring Fund since its inception in January 1997. From May 1994 through May 1996, Ms. Tucker was head of fixed income management at Westridge Capital Management in Santa Barbara, California. Prior to that, Ms. Tucker was a Vice President and Senior Fund Manager with Banc One Investment Advisors, which she joined in 1987. Ms. Tucker is a member of AIMR and the Financial Analyst Society.

         This supplement supercedes and replaces in its entirety the supplement dated May 6, 1998.

                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                       THE PROSPECTUS FOR FUTURE REFERENCE

                CARDINAL GOVERNMENT SECURITIES MONEY MARKET FUND
                      CARDINAL TAX EXEMPT MONEY MARKET FUND

                         SUPPLEMENT DATED JUNE 24, 1998,
                      TO PROSPECTUS DATED JANUARY 30, 1998

         Capitalized terms used in this Supplement have the meanings assigned to them in the Prospectus.

         The Group has entered into an Agreement and Plan of Reorganization and Liquidation, dated as of April 27, 1998 (the "Plan"), with Fountain Square Funds, a Massachusetts business trust ("Fountain Square"). Pursuant to the Plan, Fountain Square Government Cash Reserves Fund and Fountain Square Tax Exempt Money Market Fund, each a series of Fountain Square (collectively, the "Acquiring Funds"), would acquire all of the assets of the Government Securities Fund and the Tax Exempt Fund, respectively (collectively, the "Acquired Funds"), in exchange for the assumption of all of the corresponding Acquired Fund's liabilities and a number of full and fractional shares of the corresponding Acquiring Fund having an aggregate net asset value equal to the Acquired Fund's net assets (the "Reorganization"). Pursuant to the terms of the Plan, holders of shares of an Acquired Fund would receive either Investment A Shares or Institutional Shares of the corresponding Acquiring Fund, as may be appropriate.

         The Reorganization is subject to certain regulatory approvals and to approval by the shareholders of the Acquired Funds at a Special Shareholders Meeting currently expected to be held in July 1998. If the shareholders approve the Reorganization, it is expected that the Reorganization will be effective on or about July 13, 1998; however, the Reorganization may be effected on such earlier or later date as the Group and Fountain Square may determine. There can be no assurance that the Reorganization will take place when or as currently proposed.

         On Friday, March 20, 1998, shareholders of each Acquired Fund approved a new Investment Advisory and Management Agreement between the Group and the Adviser (the "New Advisory Agreement"). The New Advisory Agreement became effective on June 12, 1998, and is identical in all material respects to the Group's current Investment Advisory and Management Agreement with the Adviser. In addition, the Board of Trustees of the Group has approved a new Distribution Agreement with BISYS Fund Services Limited Partnership, 3435 Stelzer Road, Columbus, Ohio 43219. Such Distribution Agreement also became effective on June 12, 1998, and is identical in all material respects to the Group's current Distribution Agreement with The Ohio Company, except with respect to the identity of the distributor.

         The three paragraphs under the heading "CHECK-WRITING REDEMPTION PROCEDURE" on page 15 of the Prospectus are deleted in their entirety and replaced with the following:

         Effective June 15, 1998, checkwriting privileges will only be available to Fund shareholders who have, or open upon application, with Fifth Third Bank a One Account Advantage, which is a checkwriting/cash management account with a daily sweep feature.

         An application and other materials to open such an account and other information about such account, including its costs, charges and limitations, may be obtained from your Fifth Third/The Ohio Company representative.

         The third and fourth paragraphs under the heading "INVESTMENT ADVISER AND MANAGER" on page 19 of the Prospectus are deleted in their entirety and replaced with the following:

         In its capacity as investment adviser, and subject to the ultimate authority of the Group's Board of Trustees, the Adviser, in accordance with the Funds' investment objectives and policies, manages each Fund and makes decisions with respect to and places orders for all purchases and sales of the Funds' portfolio securities. As of June 12, 1998, Molly A. Murphy assumed portfolio management responsibility for the Government Securities Fund. Ms. Murphy is a fixed income portfolio manager for both the Adviser and Fifth Third Trust and Investment Services and is also a Trust Officer of Fifth Third Bank. Ms. Murphy has nine years of investment experience and has been the portfolio manager of the Fountain Square Money Market Funds since November 1995. Ms. Murphy earned a B.S. in Business from Miami University and an M.B.A in Finance from Xavier University. She is also a member of AIMR and the Cincinnati Society of Financial Analysts.

                  As of October 1, 1997, Jeffrey L. Alton, Vice President and Senior Portfolio Manager, assumed portfolio management responsibility for the Tax Exempt Fund. Mr. Alton has been with The Ohio Company and the Adviser since February 1997 and also manages individual portfolios. From April 1987 until January 1997, Mr. Alton was employed by The Bank of Tokyo Trust Company, where he managed assets in its pension and investment department. Mr. Alton also served as Vice President of The Bank of Tokyo Trust Company from January 1996 until January 1997. Mr. Alton is a Chartered Financial Analyst and holds a bachelor's degree in business administration from The University of Notre Dame.

         This supplement supercedes and replaces in its entirety the supplement dated May 6, 1998.

                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                       THE PROSPECTUS FOR FUTURE REFERENCE